General	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting high performance networking and data infrastructure solutions for a broad range of servers, server based systems and communications devices.

The Company's shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") since February 1994. Since January 2, 2014 the Company's shares have been traded on the NASDAQ Global Select Market (prior thereto they were traded on the NASDAQ Global Market).

In these financial statements the terms "Company" or "Silicom" refer to Silicom Ltd. and its wholly owned subsidiaries, Silicom Connectivity Solutions, Inc. (hereinafter - "Silicom Inc.") and Silicom Denmark A/S (Fiberblaze A/S) (hereinafter – "Silicom Denmark"), whereas the term "subsidiaries" refers to Silicom Inc. and Silicom Denmark.

On 7 October 2023, Hamas terrorists infiltrated into Israel from Gaza and carried out a terrorist attack on Israeli communities. Israeli forces subsequently began a counter-attack in Gaza, and the Israeli government has declared that Israel is at war. The war between Israel and Hamas may affect the security situation in Israel and therefore could adversely affect the Company's business, financial condition and results of operations. As of December 31, 2023, the war did not have a material effect of the Company's business, financial condition and results of operations.